Material Accounting Policy Information	6 Months Ended
Jun. 30, 2026
Material Accounting Policy Information
Material Accounting Policy Information

Note 2 - Material Accounting Policy Information

(a)     Basis of Presentation

These unaudited condensed consolidated interim financial statements include the accounts of Franco-Nevada and its wholly-owned subsidiaries (its “subsidiaries”) (hereinafter together with Franco-Nevada, the “Company”). These condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IASB”) (“IFRS Accounting Standards”) applicable to the preparation of condensed interim financial statements, including IAS 34 Interim Financial Reporting. These condensed consolidated interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2025 (the “2025 annual financial statements”) and were prepared using the same accounting policies (with the exception of the adoption of the IFRS 7 and 9 amendments described in Note 2 (d)), method of computation and presentation as were applied in the annual consolidated financial statements for the year ended December 31, 2025.

The financial statements included herein reflects all adjustments, consisting only of normal recurring adjustments which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented. The results of operations for the three and six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the full year. Seasonality is not considered to have a significant impact on the condensed consolidated interim financial statements. Taxes on income in the interim period have been accrued using the tax rates that would be applicable to expected total annual income.

These condensed consolidated interim financial statements were authorized for issuance by the Board of Directors on August 11, 2026.

(b)     Significant Judgments, Estimates and Assumptions

The preparation of consolidated financial statements in accordance with IFRS Accounting Standards requires the Company to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The areas of judgment and estimation are consistent with those reported in the annual consolidated financial statements for the year ended December 31, 2025.

(c) Reclassification of Comparative Amounts

Certain prior period amounts have been reclassified for consistency with the current period presentation. Cobre Panamá arbitration expenses for the three and six months ended June 30, 2025 of $3.9 million and $4.6 million, respectively, which were previously separately presented on the statement of income and comprehensive income, have been presented within general and administrative expenses. These reclassifications had no effect on the previously reported statements of income and comprehensive income.

(d) New and Amended Accounting Standards Adopted by the Company

The Company adopted the following accounting standards in the period.

Amendments to IFRS 9 and IFRS 7 - Amendments to the Classification and Measurement of Financial Instruments

In May 2024, the IASB issued amendments to IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”). The amendments clarify the date of recognition and derecognition of financial assets and liabilities with an exception that permits an entity to derecognize a financial liability before the settlement date when the financial liability is settled with cash, using an electronic payment system that meets specific criteria. The Company has elected to apply the exception on the adoption of these amendments.

The amendments also clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion, add new disclosures for financial instruments with contractual terms that can change cash flows, and update the disclosure for equity investments designated at fair value through other comprehensive income (“FVTOCI”). The amendments are effective for annual reporting periods beginning on or after January 1, 2026. These amendments did not have a material impact on the Company’s condensed consolidated interim financial statements.

(e)New Accounting Standards Issued But Not Yet Effective

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted.

IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”) was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1, impacts the presentation of primary financial statements and notes, including the statement of income where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Company is currently assessing the impact of the new standard.